Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of Options Shares
Outstanding at beginning period | shares	258
Options exercised | shares	(258)
Outstanding at ending period | shares
Weighted Average Exercise Price
Outstanding at beginning period | $ / shares	$ 1.47
Options exercised | $ / shares	1.47
Outstanding at ending period | $ / shares
Outstanding at ending period	3 months